Description Of Business, Recent Developments and Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Estimated Useful Lives of Intangible Assets or Life of the Related Agreement	Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight-line method over the estimated useful lives or the life of the related agreement as follows:

Patents, trademarks and technology	5 - 30 years
Other intangibles	5 - 15 years
The cost and accumulated amortization of intangible assets at December 31, 2021 and 2020 were as follows:

	December 31, 2021			December 31, 2020
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$27	$19	$8	$27	$11	$16
Other intangibles	14	11	3	14	13	1
Total	$41	$30	$11	$41	$24	$17

Schedule of Estimated Useful Lives or Lease Term of Property, Plant and Equipment	Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and leasehold improvements	5 - 50 years
Plant and equipment	3 - 30 years
The cost and accumulated depreciation of property, plant and equipment at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
Land and land improvements	$90	$102
Buildings	253	261
Plant and equipment	2,070	2,149
Construction in progress	109	117
Total	2,522	2,629
Less accumulated depreciation	(1,674)	(1,682)
Property, plant, and equipment—net	$848	$947